Category	# of Mortgage Loans	% of Mortgage Loans
No Delinquency, No Missing Data	257	59.22%
Delinquency, No Missing Data	177	40.78%
No Delinquency, At Least One Month Missing	0	0.00%
Delinquency, At Least One Month Missing	0	0.00%
Total	434	100.00%